Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income	$ 171,597	$ 1,211,787	$ 1,977,132
Adjustments to reconcile net profit to net cash (used in) provided by operating activities:
Depreciation	74,490	32,275
Allowance for credit losses	(1,733)	8,473	4,221
Non-cash operating lease expenses	94,099	61,406
Deferred tax expenses (benefits)	(5,177)	14,339	(717)
Change in operating assets and liabilities:
Accounts receivable, net	1,351,178	(11,719,074)	347,634
Prepayments and other assets, net	(84,024)	(133,851)	(725)
Accounts payable	(1,104,224)	9,773,464	144,080
Income tax payables	(181,412)	(173,012)	387,038
Operating lease liabilities	(138,287)	(46,053)
Accrued expenses and other liabilities	155,336	4,452	168,193
Net cash provided by (used in) operating activities	331,843	(965,794)	3,026,856
Cash flows from investing activities:
Purchases of property and equipment	(9,020)	(427,331)
Net cash used in investing activities	(9,020)	(427,331)
Cash flows from financing activities:
Proceeds from short-term bank loans	14,117,030	7,551,546
Repayments of short-term bank loans	(13,801,930)	(6,356,397)
Payment of offering costs related to Initial Public Offering (“IPO”)	(369,283)	(112,900)
Capital contribution from shareholder		800,000
Borrowings from a related party		678,259
Repayment of borrowings to a related party	(8,534)	(400,258)
Net cash (used in) provided by financing activities	(62,717)	2,160,250
Net increase in cash and restricted cash	260,106	767,125	3,026,856
Cash and restricted cash, beginning of year	4,064,850	3,297,725	270,869
Cash and restricted cash, end of year	4,324,956	4,064,850	3,297,725
Reconciliation of cash and restricted cash to the consolidated balance sheets
Cash	4,324,956	2,564,850	3,297,725
Restricted cash		1,500,000
Total cash and restricted cash	4,324,956	4,064,850	3,297,725
Supplemental disclosures of cash flow information:
Income tax paid	284,717	361,841
Interest expenses paid	83,973	18,280
Supplemental disclosure of non-cash investing and financing activities:
Dividend distribution against capital contribution from shareholder		3,099,999
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$ 29,338	$ 259,269